Acquisition of Qianhai Baiyu (Details) - USD ($)	1 Months Ended	12 Months Ended
	Oct. 26, 2020	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2021
Acquisition of Qianhai Baiyu (Details) [Line Items]
Intangible assets definite lives		6 years 2 months 12 days
Goodwill	$ 69,322,325	$ 69,322,325		$ 70,088,377
Intangibles asset amortization expense		2,265,491	$ 3,262,308
Deferred tax benefits relating to intangible asset amortization		566,373	$ 815,577
Business Combination [Member]
Acquisition of Qianhai Baiyu (Details) [Line Items]
Acquire equity interest rate	100.00%
Acquisition description	On the same date, the Company closed acquisition of Qianhai Baiyu for an aggregated cash consideration of RMB670 million (approximately $102.6 million), of which 85% was paid before December 25, 2020 and the remaining 15% or $15.4 million, which was recorded in the account of “acquisition payable”, will be paid in installments on or before December 25, 2021.
Customer Relationships [Member]
Acquisition of Qianhai Baiyu (Details) [Line Items]
Intangible assets		20,100,000
Amortization expense		$ 514,618